Cash and cash equivalents and short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term investments [line items]
Cash equivalents and bank deposits in foreign currency (i)	R$ 15,722	R$ 10,586
Cash equivalents (ii)	59,865	75,344
Cash and cash equivalents	75,587	85,930	R$ 2,457	R$ 2,375
Short-term investments	253,042	515,201
Short-term investments
Short-term investments [line items]
Short-term investments	R$ 253,042	R$ 515,201
Average interest rate	4.42%	3.99%
Average interest rate as a percent of CDI	111.11%	144.64%